Employee Benefit Plans - Recognized Amounts in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Recognized Amounts in the Consolidated Balance Sheets
Noncurrent liabilities	$ (263,718)	$ (461,881)
Retirement Plans [Member]
Total Recognized Amounts in the Consolidated Balance Sheets
Noncurrent assets	7,374	0
Current liabilities	(13,034)	(16,068)
Noncurrent liabilities	(258,864)	(451,102)
Net liability	(264,524)	(467,170)
Retiree Health and Life Insurance Plans [Member]
Total Recognized Amounts in the Consolidated Balance Sheets
Noncurrent assets	0	0
Current liabilities	(801)	(1,250)
Noncurrent liabilities	(4,223)	(10,148)
Net liability	$ (5,024)	$ (11,398)